11. Segmented information (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Revenue by geographical region

	Three Months ended March 31, 2014	Three Months ended March 31, 2013

Gaming revenue
Western Europe	$31,514	$58,686
Central, Eastern and Southern Europe	2,319	5,534
Nordics	504,445	517,763
Other	3,051	777
Total gaming revenue	$541,329	$582,760

Advertising revenue
Nordics	$46	$79
Other	7,096	7,360
Total advertising revenue	$7,142	$7,439

Total revenue
Western Europe	$31,514	$58,686
Central, Eastern and Southern Europe	2,319	5,534
Nordics	504,491	517,842
Other	10,147	8,137
Total revenue	$548,471	$590,199